STOCK-BASED COMPENSATION (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 15, 2024	Nov. 15, 2023	Aug. 04, 2022	Jun. 30, 2023	Mar. 31, 2023	Aug. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 15, 2023	Feb. 15, 2023	Jan. 31, 2023	Apr. 15, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued during the period	10,000	40,000
Shares issued services	50,000	40,000					1,440,000
Loan maturity date	May 15, 2024
Number of shares issued		10,000										30,000
Warrant exercised									100,000	100,000
Stock based compensation shares							10,000			1,430,000
Stock based compensation							$ 20,000	$ 3,300,000		$ 4,200,000
Stocki ssued during period value issued for services value							2,880,000
Stock options exercised										100,000
Investor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued during the period			10,000
Shares issued price per share			$ 2.00
Proceeds from loan			$ 250,000
Debt instrument discount rate			10.00%
Greentree Financial Group Inc [Member] | Service Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued services										375,000
Outstanding percentage						3.00%
Purchase of warrant						400,000
Exercie price						$ 2.00
Greentree Financial Group Inc [Member] | Loan Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Loan maturity date			Feb. 15, 2024
Number of shares issued		10,000	40,000										10,000
Greentree Financial Group Inc [Member] | Loan Agreement [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Offering cost			$ 250,000
Original discount percentage			10.00%
GeraldR New Man Associates [Member] | Business Development Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding percentage						8.00%
Offering fee						$ 5,000
Prepaid offering fee						$ 10,000
Gerry Newman [Member] | Business Development Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued														640,000
Newman [Member] | Business Development Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued				85,000					85,000
Chartered Services LLC [Member] | Consulting Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase of warrant				300,000					300,000
Exercie price				$ 2.00					$ 2.00
Number of shares issued				270,000					270,000
I R T H Communications L L C [Member] | Consulting Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued services				20,000
Directors and Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued during the period										670,000
Stock based compensation										$ 1,340,000
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase of warrant				300,000					300,000	300,000
Common Stock [Member] | Chartered Services LLC [Member] | Consulting Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options exercised				100,000
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation							$ 20,000			$ 2,860,000
Warrant [Member] | Consulting Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase of warrant				300,000					300,000
Exercie price				$ 2					$ 2
2022 Equity Incentive Plan [Member] | Jeffery Henders [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued during the period					15,000
2022 Equity Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for issuance															1,200,000
Number of shares authorized															1,200,000
2022 Equity Incentive Plan [Member] | Common Stock [Member] | Board Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued granted					15,000
Shares issued price per share					$ 2.00			$ 2.00
Shares issued services					60,000
2022 Equity Incentive Plan [Member] | Common Stock [Member] | Christopher Von Zweh [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued during the period					595,000